Warrant Liability (Tables)	3 Months Ended
Mar. 31, 2023
Warrant Liability [Abstract]
Schedule of the warrant liability
	November 3, 2021	January 11, 2022	October 12, 2022	January 19, 2023	Total
Balance December 31, 2022	$197,733	$501,330	$2,035,741	$-	$2,734,804
Exercise of warrants	(284,554)	-	(2,420,699)	-	(2,705,253)
Warrants issued	-	-	-	2,875,580	2,875,580
Transfer to equity	-	-	(564,946)	(3,410,100)	(3,975,046)
Change in fair value	86,821	127,435	949,904	534,520	1,698,680
Balance March 31, 2023	$-	$628,765	$-	$-	$628,765